Other Income (Expense) - Summary of Other Income (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income And Expense [Line Items]
Freight tax recovery (expense)	$ 154	$ (594)	$ (1,530)
Foreign exchange gain (loss)	138	(107)	(428)
Other	97	(313)	(105)
Total	3,809	(1,014)	(2,063)
Warrant [Member]
Other Income And Expense [Line Items]
Gain on initial recognition of stock purchase warrant(note 6b)	$ 3,420